UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

BrandywineGLOBAL - High Yield Fund
Class A [BGHAX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of BrandywineGLOBAL - High Yield Fund returned 9.45%. The Fund compares its performance to the ICE BofA U.S. High Yield Index, which returned 8.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in financial services, focused on non-bank issuers, with an overweight allocation relative to the index.
↑	Selection in energy and consumer goods, driven by active involvement with management around corporate restructuring and consolidation.
↑	Avoided large structures in the media sector that had been laggards.

Top detractors from performance:
↓	Underweight exposure to CCC-rated bonds & below credit rating, particularly in telecom, which benefited from interest rate cuts, expectations of a soft landing, and high carry.
↓	Duration positioning during a period of elevated interest rate volatility, where yields moved significantly up and down.
↓	Underweight exposure to health care.
BrandywineGLOBAL - High Yield Fund	PAGE 1	7991-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,650 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	9.45	6.20	7.03
Class A (with sales charge)	5.38	5.45	6.65
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
ICE BofA U.S. High Yield Index	8.20	4.04	5.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund acquired the assets and liabilities of the Diamond Hill High Yield Fund on July 30, 2021. Performance shown for the period prior to July 31, 2021 is the performance of the predecessor Fund.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,083,322,163
Total Number of Portfolio Holdings*	198
Total Management Fee Paid	$11,536,860
Portfolio Turnover Rate	93%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - High Yield Fund	PAGE 2	7991-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - High Yield Fund	PAGE 3	7991-ATSR-0225

BrandywineGLOBAL - High Yield Fund
Class C [BGHCX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$167	1.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of BrandywineGLOBAL - High Yield Fund returned 8.68%. The Fund compares its performance to the ICE BofA U.S. High Yield Index, which returned 8.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in financial services, focused on non-bank issuers, with an overweight allocation relative to the index.
↑	Selection in energy and consumer goods, driven by active involvement with management around corporate restructuring and consolidation.
↑	Avoided large structures in the media sector that had been laggards.

Top detractors from performance:
↓	Underweight exposure to CCC-rated bonds & below credit rating, particularly in telecom, which benefited from interest rate cuts, expectations of a soft landing, and high carry.
↓	Duration positioning during a period of elevated interest rate volatility, where yields moved significantly up and down.
↓	Underweight exposure to health care.
BrandywineGLOBAL - High Yield Fund	PAGE 1	7992-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/2/2021 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (8/2/2021)
Class C	8.68	3.24
Class C (with sales charge)	7.68	3.24
Bloomberg U.S. Aggregate Index	1.25	-2.49
ICE BofA U.S. High Yield Index	8.20	2.92
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,083,322,163
Total Number of Portfolio Holdings*	198
Total Management Fee Paid	$11,536,860
Portfolio Turnover Rate	93%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - High Yield Fund	PAGE 2	7992-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - High Yield Fund	PAGE 3	7992-ATSR-0225

BrandywineGLOBAL - High Yield Fund
Class I [BGHIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$67	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of BrandywineGLOBAL - High Yield Fund returned 9.60%. The Fund compares its performance to the ICE BofA U.S. High Yield Index, which returned 8.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in financial services, focused on non-bank issuers, with an overweight allocation relative to the index.
↑	Selection in energy and consumer goods, driven by active involvement with management around corporate restructuring and consolidation.
↑	Avoided large structures in the media sector that had been laggards.

Top detractors from performance:
↓	Underweight exposure to CCC-rated bonds & below credit rating, particularly in telecom, which benefited from interest rate cuts, expectations of a soft landing, and high carry.
↓	Duration positioning during a period of elevated interest rate volatility, where yields moved significantly up and down.
↓	Underweight exposure to health care.
BrandywineGLOBAL - High Yield Fund	PAGE 1	7994-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	9.60	6.47	7.32
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
ICE BofA U.S. High Yield Index	8.20	4.04	5.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund acquired the assets and liabilities of the Diamond Hill High Yield Fund on July 30, 2021. Performance shown for the period prior to July 31, 2021 is the performance of the predecessor Fund.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,083,322,163
Total Number of Portfolio Holdings*	198
Total Management Fee Paid	$11,536,860
Portfolio Turnover Rate	93%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - High Yield Fund	PAGE 2	7994-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - High Yield Fund	PAGE 3	7994-ATSR-0225

BrandywineGLOBAL - High Yield Fund
Class IS [BGHSX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$56	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of BrandywineGLOBAL - High Yield Fund returned 9.71%. The Fund compares its performance to the ICE BofA U.S. High Yield Index, which returned 8.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in financial services, focused on non-bank issuers, with an overweight allocation relative to the index.
↑	Selection in energy and consumer goods, driven by active involvement with management around corporate restructuring and consolidation.
↑	Avoided large structures in the media sector that had been laggards.

Top detractors from performance:
↓	Underweight exposure to CCC-rated bonds & below credit rating, particularly in telecom, which benefited from interest rate cuts, expectations of a soft landing, and high carry.
↓	Duration positioning during a period of elevated interest rate volatility, where yields moved significantly up and down.
↓	Underweight exposure to health care.
BrandywineGLOBAL - High Yield Fund	PAGE 1	7995-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IS	9.71	6.61	7.45
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
ICE BofA U.S. High Yield Index	8.20	4.04	5.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund acquired the assets and liabilities of the Diamond Hill High Yield Fund on July 30, 2021. Performance shown for the period prior to July 31, 2021 is the performance of the predecessor Fund.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,083,322,163
Total Number of Portfolio Holdings*	198
Total Management Fee Paid	$11,536,860
Portfolio Turnover Rate	93%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - High Yield Fund	PAGE 2	7995-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - High Yield Fund	PAGE 3	7995-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $134,998 in December 31, 2023 and $144,928 in December 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $30,000 in December 31, 2023 and $30,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Investment Trust., were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Investment Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Investment Trust during the reporting period were $835,053 in December 31, 2023 and $842,539 in December 31, 2024.

(h) Yes. Legg Mason Partners Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL  —
High Yield Fund
Financial Statements and Other Important Information
Annual  | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2024
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 87.8%
Communication Services — 7.5%
Diversified Telecommunication Services — 1.2%
Altice France SA, Senior Secured Notes	8.125%	2/1/27	$13,496,000	$10,955,868 (a)
Cogent Communications Group Inc./ Cogent Communications Finance Inc., Senior Notes	7.000%	6/15/27	19,489,000	19,517,399 (a)
Cogent Communications Group LLC, Senior Notes	7.000%	6/15/27	6,880,000	6,920,874 (a)
Total Diversified Telecommunication Services				37,394,141
Entertainment — 1.6%
Live Nation Entertainment Inc., Senior Notes	5.625%	3/15/26	6,921,000	6,946,277 (a)
Live Nation Entertainment Inc., Senior Secured Notes	6.500%	5/15/27	22,274,000	22,538,904 (a)
Live Nation Entertainment Inc., Senior Secured Notes	3.750%	1/15/28	5,000,000	4,727,684 (a)
ROBLOX Corp., Senior Notes	3.875%	5/1/30	16,029,000	14,459,381 (a)
Total Entertainment				48,672,246
Interactive Media & Services — 2.2%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	41,426,000	37,203,821 (a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	34,764,000	30,563,819 (a)
Total Interactive Media & Services				67,767,640
Media — 2.2%
Cable One Inc., Senior Notes	4.000%	11/15/30	9,562,000	8,000,266 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	22,156,000	18,964,976
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	3,184,000	2,884,066 (a)
LCPR Senior Secured Financing DAC, Senior Secured Notes	5.125%	7/15/29	34,162,000	27,449,509 (a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	12,681,000	6,147,530
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	7,080,000	3,300,899
Total Media				66,747,246
Wireless Telecommunication Services — 0.3%
CSC Holdings LLC, Senior Notes	5.500%	4/15/27	11,361,000	10,180,814 (a)

Total Communication Services				230,762,087
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Discretionary — 19.7%
Automobile Components — 1.3%
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	$12,324,000	$12,110,661 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	29,009,000	27,927,813 (a)
Total Automobile Components				40,038,474
Automobiles — 0.3%
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	10,000,000	9,942,769 (a)
Broadline Retail — 1.1%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	12,316,000	10,679,714
QVC Inc., Senior Secured Notes	6.875%	4/15/29	19,946,000	16,254,951 (a)
QVC Inc., Senior Secured Notes	5.450%	8/15/34	11,131,000	6,876,773
Total Broadline Retail				33,811,438
Diversified Consumer Services — 1.2%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	16,675,000	16,373,324 (a)
Graham Holdings Co., Senior Notes	5.750%	6/1/26	20,753,000	20,684,984 (a)
Total Diversified Consumer Services				37,058,308
Hotels, Restaurants & Leisure — 10.2%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	45,897,000	34,495,522 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	40,891,000	42,182,951 (a)
Carnival Corp., Senior Notes	7.625%	3/1/26	10,898,000	10,922,209 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	53,449,000	56,982,869 (a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	16,320,000	16,364,503 (a)
International Game Technology PLC, Senior Secured Notes	6.250%	1/15/27	5,000,000	5,035,495 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	5,180,000	5,126,877
Lindblad Expeditions Holdings Inc., Senior Secured Notes	9.000%	5/15/28	23,273,000	24,374,558 (a)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	27,527,000	27,685,858 (a)
Midwest Gaming Borrower LLC/ Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	7,577,000	7,148,527 (a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	28,390,000	28,372,336 (a)
NCL Corp. Ltd., Senior Secured Notes	8.375%	2/1/28	7,942,000	8,310,125 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	$27,892,000	$27,918,297 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	13,350,000	13,436,733 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	4,691,000	4,588,238 (a)
Total Hotels, Restaurants & Leisure				312,945,098
Household Durables — 1.6%
Adams Homes Inc., Senior Notes	9.250%	10/15/28	19,880,000	20,692,476 (a)
Century Communities Inc., Senior Notes	6.750%	6/1/27	3,816,000	3,821,035
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	22,305,000	23,349,766 (a)
Total Household Durables				47,863,277
Specialty Retail — 3.3%
Arko Corp., Senior Notes	5.125%	11/15/29	33,321,000	30,464,990 (a)
eG Global Finance PLC, Senior Secured Notes	12.000%	11/30/28	27,250,000	30,506,784 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	28,415,000	27,406,137 (a)
Gap Inc., Senior Notes	3.875%	10/1/31	16,841,000	14,579,074 (a)
Total Specialty Retail				102,956,985
Textiles, Apparel & Luxury Goods — 0.7%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	23,738,000	22,883,788 (a)

Total Consumer Discretionary				607,500,137
Consumer Staples — 1.6%
Beverages — 0.2%
Phinia Inc., Senior Notes	6.625%	10/15/32	5,655,000	5,630,891 (a)
Consumer Staples Distribution & Retail — 0.7%
Walgreens Boots Alliance Inc., Senior Notes	3.200%	4/15/30	930,000	748,141
Walgreens Boots Alliance Inc., Senior Notes	4.500%	11/18/34	7,730,000	5,916,104
Walgreens Boots Alliance Inc., Senior Notes	4.650%	6/1/46	24,162,000	15,420,053
Total Consumer Staples Distribution & Retail				22,084,298
Food Products — 0.1%
Walgreen Co., Senior Notes	4.400%	9/15/42	2,532,000	1,613,364
Tobacco — 0.6%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	20,021,000	19,936,323 (a)

Total Consumer Staples				49,264,876
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy — 14.5%
Energy Equipment & Services — 0.2%
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	$6,311,000	$6,446,224 (a)
Oil, Gas & Consumable Fuels — 14.3%
Baytex Energy Corp., Senior Notes	8.500%	4/30/30	23,264,000	23,791,907 (a)
Baytex Energy Corp., Senior Notes	7.375%	3/15/32	9,452,000	9,218,633 (a)
California Resources Corp., Senior Notes	7.125%	2/1/26	4,039,000	4,043,043 (a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,603,000	2,396,864
CITGO Petroleum Corp., Senior Secured Notes	7.000%	6/15/25	13,689,000	13,743,564 (a)
Civitas Resources Inc., Senior Notes	8.375%	7/1/28	1,750,000	1,819,682 (a)
Coronado Finance Pty Ltd., Senior Secured Notes	9.250%	10/1/29	8,010,000	8,132,787 (a)
Ecopetrol SA, Senior Notes	4.625%	11/2/31	2,000,000	1,660,161
Ecopetrol SA, Senior Notes	7.750%	2/1/32	19,774,000	19,205,375
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	18,445,000	17,130,794 (b)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	1,600,000	1,409,408 (b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.000%	1/15/27	2,527,000	2,573,432
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	7.750%	2/1/28	8,000,000	8,017,200
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.000%	5/15/33	6,325,000	6,195,728
Greenfire Resources Ltd., Senior Secured Notes	12.000%	10/1/28	8,710,000	9,427,521 (a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	9,555,000	10,051,487 (a)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	8,730,000	8,467,443 (b)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	6,167,000	5,849,517 (b)
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp., Senior Notes	6.875%	12/1/32	2,248,000	2,227,633 (a)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	34,132,203	35,888,970 (a)
OHI Group SA, Senior Secured Notes	13.000%	7/22/29	13,335,000	13,349,935 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	$698,000	$674,879 (a)
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	21,635,000	14,889,591
Rockies Express Pipeline LLC, Senior Notes	4.950%	7/15/29	6,794,000	6,455,538 (a)
Rockies Express Pipeline LLC, Senior Notes	4.800%	5/15/30	16,929,000	15,935,649 (a)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	55,767,000	54,267,414 (a)
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Notes	7.875%	11/1/28	14,379,000	14,857,619 (a)
SM Energy Co., Senior Notes	6.750%	9/15/26	776,000	776,450
SM Energy Co., Senior Notes	6.625%	1/15/27	5,937,000	5,935,351
SM Energy Co., Senior Notes	6.500%	7/15/28	16,002,000	15,917,855
Strathcona Resources Ltd., Senior Notes	6.875%	8/1/26	19,553,000	19,607,371 (a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	20,375,000	19,883,147 (a)
TGNR Intermediate Holdings LLC, Senior Notes	5.500%	10/15/29	18,021,000	16,844,638 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	11,668,000	10,728,409 (a)
Wildfire Intermediate Holdings LLC, Senior Notes	7.500%	10/15/29	40,470,000	39,042,405 (a)
Total Oil, Gas & Consumable Fuels				440,417,400

Total Energy				446,863,624
Financials — 22.8%
Banks — 2.6%
Bank OZK, Subordinated Notes (2.750% to 10/1/26 then 3 mo. Term SOFR + 2.090%)	2.750%	10/1/31	4,450,000	3,871,500 (c)
Home BancShares Inc., Subordinated Notes (3.125% to 1/30/27 then 3 mo. Term SOFR + 1.820%)	3.125%	1/30/32	1,000,000	856,300 (c)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	650,000	632,180 (c)(d)
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
PNC Financial Services Group Inc., Junior Subordinated Notes (3.400% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.595%)	3.400%	9/15/26	$3,351,000	$3,153,593 (c)(d)
Popular Inc., Senior Notes	7.250%	3/13/28	5,213,000	5,372,966
Societe Generale SA, Senior Notes	3.625%	3/1/41	9,075,000	6,130,536 (a)
Societe Generale SA, Senior Notes (4.027% to 1/21/42 then 1 year Treasury Constant Maturity Rate + 1.900%)	4.027%	1/21/43	4,000,000	2,772,005 (a)(c)
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	28,090,000	27,616,726 (a)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	12,058,000	11,585,780 (c)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	14,097,000	13,318,705 (c)
Western Alliance Bank, Subordinated Notes (5.250% to 6/1/25 then 3 mo. Term SOFR + 5.120%)	5.250%	6/1/30	4,742,000	4,614,559 (c)
Total Banks				79,924,850
Capital Markets — 2.3%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	32,926,000	28,466,208 (c)(d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	20,620,000	21,594,704 (a)
Jefferies Finance LLC/JFIN Co-Issuer Corp., Senior Secured Notes	6.625%	10/15/31	19,525,000	19,514,078 (a)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	847,000	886,693 (a)
Total Capital Markets				70,461,683
Consumer Finance — 8.2%
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	16,355,000	16,416,321
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	24,334,000	25,767,857 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — continued
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	$23,363,000	$24,920,214 (a)
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	16,000,000	16,846,961 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	24,046,000	25,987,017 (a)
Enova International Inc., Senior Notes	9.125%	8/1/29	3,001,000	3,124,281 (a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	21,940,000	23,404,903 (a)
goeasy Ltd., Senior Notes	7.625%	7/1/29	1,505,000	1,538,959 (a)
PRA Group Inc., Senior Notes	8.375%	2/1/28	15,787,000	16,238,870 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	27,887,000	25,537,914 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	37,488,000	36,039,831 (a)
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	17,524,000	18,099,508
World Acceptance Corp., Senior Notes	7.000%	11/1/26	18,052,000	18,023,086 (a)
Total Consumer Finance				251,945,722
Financial Services — 6.5%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	5,540,000	5,542,680 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	24,552,000	24,683,525 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	500,000	531,451 (a)
Enact Holdings Inc., Senior Notes	6.250%	5/28/29	2,750,000	2,804,070
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	16,555,000	16,617,263 (a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	24,628,000	24,658,021 (a)
Freedom Mortgage Corp., Senior Notes	12.000%	10/1/28	13,050,000	14,205,650 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	36,787,000	39,126,837 (a)
PennyMac Financial Services Inc., Senior Notes	4.250%	2/15/29	8,747,000	8,112,855 (a)
Provident Funding Associates LP/PFG Finance Corp., Senior Notes	9.750%	9/15/29	21,000,000	21,597,786 (a)
Rocket Mortgage LLC, Senior Notes	5.250%	1/15/28	2,801,000	2,669,815 (a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	414,000	409,247 (a)
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	$40,780,000	$39,320,644 (a)
Total Financial Services				200,279,844
Insurance — 2.8%
Ardonagh Finco Ltd., Senior Secured Notes	7.750%	2/15/31	4,725,000	4,870,677 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Notes	8.125%	2/15/32	41,172,000	42,092,734 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes	7.250%	2/15/31	1,300,000	1,322,534 (a)
Panther Escrow Issuer LLC, Senior Secured Notes	7.125%	6/1/31	26,722,000	27,018,195 (a)
Ryan Specialty LLC, Senior Secured Notes	4.375%	2/1/30	800,000	752,040 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	10,164,000	10,063,407 (a)
Total Insurance				86,119,587
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Rithm Capital Corp., Senior Notes	6.250%	10/15/25	477,000	476,941 (a)
Rithm Capital Corp., Senior Notes	8.000%	4/1/29	14,001,000	14,023,852 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				14,500,793

Total Financials				703,232,479
Health Care — 3.0%
Biotechnology — 0.9%
Fortrea Holdings Inc., Senior Secured Notes	7.500%	7/1/30	27,267,000	27,346,315 (a)
Health Care Equipment & Supplies — 0.6%
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	20,425,000	19,464,987 (a)
Health Care Providers & Services — 0.7%
Owens & Minor Inc., Senior Notes	4.500%	3/31/29	950,000	848,850 (a)
Owens & Minor Inc., Senior Notes	6.625%	4/1/30	13,356,000	12,536,428 (a)
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	6,881,000	7,155,207 (a)
Total Health Care Providers & Services				20,540,485
Pharmaceuticals — 0.8%
Organon & Co./Organon Foreign Debt Co-Issuer BV, Senior Notes	5.125%	4/30/31	18,463,000	16,612,633 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	$8,600,000	$8,605,711
Total Pharmaceuticals				25,218,344

Total Health Care				92,570,131
Industrials — 6.2%
Building Products — 1.0%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	27,432,000	29,276,061 (a)
EMRLD Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	2,510,000	2,516,485 (a)
Total Building Products				31,792,546
Construction & Engineering — 1.1%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	22,111,000	22,120,369 (a)
Pike Corp., Senior Notes	5.500%	9/1/28	11,055,000	10,640,343 (a)
Total Construction & Engineering				32,760,712
Electrical Equipment — 0.1%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	4,000,000	4,038,276
WESCO Distribution Inc., Senior Notes	7.250%	6/15/28	175,000	178,082 (a)
Total Electrical Equipment				4,216,358
Ground Transportation — 0.6%
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	11,407,000	11,620,928 (a)
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	5,264,000	5,312,962 (a)
Total Ground Transportation				16,933,890
Machinery — 0.4%
Manitowoc Co. Inc., Secured Notes	9.250%	10/1/31	11,573,000	11,877,059 (a)
Passenger Airlines — 1.4%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	42,645,000	42,907,845 (a)
Professional Services — 1.4%
Concentrix Corp., Senior Notes	6.850%	8/2/33	24,565,000	24,794,213
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	19,964,000	18,005,893 (a)
Total Professional Services				42,800,106
Trading Companies & Distributors — 0.2%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	6,638,000	6,341,409 (a)

Total Industrials				189,629,925
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Information Technology — 4.9%
Communications Equipment — 1.6%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	$40,529,000	$36,964,651 (a)
Nokia oyj, Senior Notes	6.625%	5/15/39	12,530,000	12,797,403
Total Communications Equipment				49,762,054
IT Services — 1.8%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	500,000	504,359 (a)
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	26,336,000	26,000,274 (a)
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	26,121,975	27,046,479 (a)
Twilio Inc., Senior Notes	3.875%	3/15/31	1,300,000	1,167,100
Total IT Services				54,718,212
Semiconductors & Semiconductor Equipment — 0.3%
Qorvo Inc., Senior Notes	3.375%	4/1/31	12,170,000	10,418,637 (a)
Software — 1.2%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	27,087,000	26,800,533 (a)
Central Parent LLC/CDK Global II LLC/ CDK Financing Co. Inc., Senior Secured Notes	8.000%	6/15/29	9,112,000	9,288,727 (a)
Total Software				36,089,260

Total Information Technology				150,988,163
Materials — 6.0%
Chemicals — 2.6%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/31/30	3,160,000	2,677,772 (a)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/31/30	1,000,000	847,396 (b)
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	7,000,000	7,023,743 (a)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	26,670,000	27,821,344 (a)
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	44,002,000	42,437,637 (a)
Total Chemicals				80,807,892
Metals & Mining — 2.6%
Cleveland-Cliffs Inc., Senior Notes	6.875%	11/1/29	18,923,000	18,741,725 (a)
Cleveland-Cliffs Inc., Senior Notes	7.375%	5/1/33	500,000	491,694 (a)
FMG Resources August 2006 Pty Ltd., Senior Notes	5.875%	4/15/30	5,536,000	5,445,631 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — continued
Mineral Resources Ltd., Senior Notes	8.125%	5/1/27	$40,188,000	$40,390,886 (a)
Mineral Resources Ltd., Senior Notes	8.000%	11/1/27	14,204,000	14,537,415 (a)
Total Metals & Mining				79,607,351
Paper & Forest Products — 0.8%
Magnera Corp., Senior Notes	4.750%	11/15/29	29,228,000	25,992,382 (a)

Total Materials				186,407,625
Real Estate — 1.0%
Hotel & Resort REITs — 0.4%
XHR LP, Senior Secured Notes	4.875%	6/1/29	12,250,000	11,566,662 (a)
Real Estate Management & Development — 0.6%
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323, Senior Secured Notes (11.000% PIK)	11.000%	9/12/30	6,500,000	6,776,250 (a)(e)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	5,425,000	5,287,020 (a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	9,000,000	8,700,387 (a)
Total Real Estate Management & Development				20,763,657

Total Real Estate				32,330,319
Utilities — 0.6%
Water Utilities — 0.6%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	18,704,000	18,810,295 (a)

Total Corporate Bonds & Notes (Cost — $2,683,736,096)				2,708,359,661
Senior Loans — 3.6%
Communication Services — 0.6%
Diversified Telecommunication Services — 0.6%
Numericable U.S. LLC, USD Term Loan B14 (3 mo. Term SOFR + 5.500%)	10.156%	8/15/28	22,875,149	18,431,651 (c)(f)(g)

Consumer Discretionary — 0.5%
Hotels, Restaurants & Leisure — 0.5%
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan (1 mo. Term SOFR + 4.364%)	8.721%	4/26/28	11,910,000	11,988,189 (c)(f)(g)
Travel + Leisure Co., Term Loan B (3 mo. Term SOFR + 2.500%)	6.927%	12/14/29	2,930,063	2,942,589 (c)(f)(g)

Total Consumer Discretionary				14,930,778
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 0.7%
Financial Services — 0.4%
FNZ Group Entities Ltd., Initial USD Term Loan (3 mo. Term SOFR + 5.000%)	9.554%	11/5/31	$12,500,000	$12,222,687 (c)(f)(g)
Insurance — 0.3%
Ardonagh Group Finco Pty Ltd., Syndicated USD Term Loan Facility B	8.079-8.535%	2/17/31	5,000,000	5,037,500 (c)(f)(g)(h)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	7.079%	5/6/31	4,596,774	4,617,598 (c)(f)(g)
Total Insurance				9,655,098

Total Financials				21,877,785
Health Care — 1.2%
Health Care Providers & Services — 1.2%
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	8.329%	9/27/30	38,812,236	37,982,625 (c)(f)(g)(i)

Industrials — 0.2%
Passenger Airlines — 0.2%
WestJet Loyalty LP, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.579%	2/14/31	4,267,750	4,290,625 (c)(f)(g)

Information Technology — 0.4%
Communications Equipment — 0.4%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.857%	9/27/29	14,201,571	12,509,241 (c)(f)(g)(i)

Total Senior Loans (Cost — $109,107,876)				110,022,705
Convertible Bonds & Notes — 1.3%
Communication Services — 1.1%
Media — 1.1%
Cable One Inc., Senior Notes	1.125%	3/15/28	41,409,000	34,265,948

Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Airbnb Inc., Senior Notes	0.000%	3/15/26	6,500,000	6,113,250

Financials — 0.0%††
Financial Services — 0.0%††
Global Payments Inc., Senior Notes	1.500%	3/1/31	500,000	492,000 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Real Estate — 0.0%††
Retail REITs — 0.0%††
Federal Realty OP LP, Senior Notes	3.250%	1/15/29	$1,000,000	$1,019,500 (a)

Total Convertible Bonds & Notes (Cost — $40,538,420)				41,890,698
			Shares
Common Stocks — 0.2%
Utilities — 0.2%
Electric Utilities — 0.2%
New Fortress Energy Inc. (Cost — $0)			368,222	5,343,818 *(h)(j)(k)
Total Investments before Short-Term Investments (Cost — $2,833,382,392)				2,865,616,882
	Rate
Short-Term Investments — 5.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $176,021,209)	4.377%		176,021,209	176,021,209 (l)(m)
Total Investments — 98.6% (Cost — $3,009,403,601)				3,041,638,091
Other Assets in Excess of Liabilities — 1.4%				41,684,072
Total Net Assets — 100.0%				$3,083,322,163

See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — High Yield Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	All or a portion of this loan has not settled as of December 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(j)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(k)	Restricted security (Note 9).
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2024, the total market value of investments in Affiliated
Companies was $176,021,209 and the cost was $176,021,209 (Note 8).

Abbreviation(s) used in this schedule:
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $2,833,382,392)	$2,865,616,882
Investments in affiliated securities, at value (Cost — $176,021,209)	176,021,209
Foreign currency, at value (Cost — $372)	364
Cash	6,279,447
Interest receivable	49,981,441
Receivable for securities sold	21,130,346
Receivable for Fund shares sold	4,564,493
Dividends receivable from affiliated investments	706,848
Miscellaneous receivable	78,258
Prepaid expenses	112,906
Total Assets	3,124,492,194
Liabilities:
Payable for securities purchased	31,356,023
Payable for Fund shares repurchased	6,358,866
Distributions payable	1,624,498
Investment management fee payable	1,275,990
Service and/or distribution fees payable	78,818
Trustees’ fees payable	12,002
Accrued expenses	463,834
Total Liabilities	41,170,031
Total Net Assets	$3,083,322,163
Net Assets:
Par value (Note 7)	$2,992
Paid-in capital in excess of par value	3,111,343,489
Total distributable earnings (loss)	(28,024,318)
Total Net Assets	$3,083,322,163
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Statement of Assets and Liabilities (cont’d)
December 31, 2024
Net Assets:
Class A	$255,637,446
Class C	$32,850,375
Class I	$2,065,696,392
Class IS	$729,137,950
Shares Outstanding:
Class A	24,835,123
Class C	3,191,346
Class I	200,510,406
Class IS	70,677,163
Net Asset Value:
Class A (and redemption price)	$10.29
Class C*	$10.29
Class I (and redemption price)	$10.30
Class IS (and redemption price)	$10.32
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$10.69

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Interest	$175,322,427
Dividends from affiliated investments	9,316,896
Dividends from unaffiliated investments	176,478
Less: Foreign taxes withheld	(169,526)
Total Investment Income	184,646,275
Expenses:
Investment management fee (Note 2)	11,707,556
Transfer agent fees (Notes 2 and 5)	2,144,046
Service and/or distribution fees (Notes 2 and 5)	580,085
Registration fees	193,852
Shareholder reports	110,161
Fund accounting fees	105,595
Trustees’ fees	102,039
Legal fees	82,977
Custody fees	64,418
Fees recaptured by investment manager (Note 2)	57,669
Audit and tax fees	52,176
Commitment fees (Note 10)	19,135
Insurance	12,316
Miscellaneous expenses	18,703
Total Expenses	15,250,728
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(170,696)
Net Expenses	15,080,032
Net Investment Income	169,566,243
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	42,720,327
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	3,362,729
Foreign currencies	(8)
Change in Net Unrealized Appreciation (Depreciation)	3,362,721
Net Gain on Investments and Foreign Currency Transactions	46,083,048
Increase in Net Assets From Operations	$215,649,291
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$169,566,243	$83,743,479
Net realized gain (loss)	42,720,327	(25,068,644)
Change in net unrealized appreciation (depreciation)	3,362,721	113,226,495
Increase in Net Assets From Operations	215,649,291	171,901,330
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(172,693,460)	(84,452,431)
Decrease in Net Assets From Distributions to Shareholders	(172,693,460)	(84,452,431)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,060,841,450	1,116,420,010
Reinvestment of distributions	158,770,108	82,650,721
Cost of shares repurchased	(761,653,053)	(620,803,457)
Increase in Net Assets From Fund Share Transactions	1,457,958,505	578,267,274
Increase in Net Assets	1,500,914,336	665,716,173
Net Assets:
Beginning of year	1,582,407,827	916,691,654
End of year	$3,083,322,163	$1,582,407,827
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1,2]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.10	$9.42	$11.05	$11.40	$11.02
Income (loss) from operations:
Net investment income	0.71	0.67	0.53	0.54	0.60
Net realized and unrealized gain (loss)	0.20	0.68	(1.60)	0.02 [3]	0.81
Total income (loss) from operations	0.91	1.35	(1.07)	0.56	1.41
Less distributions from:
Net investment income	(0.72)	(0.67)	(0.56)	(0.55)	(0.58)
Net realized gains	—	—	—	(0.36)	(0.45)
Total distributions	(0.72)	(0.67)	(0.56)	(0.91)	(1.03)
Net asset value, end of year	$10.29	$10.10	$9.42	$11.05	$11.40
Total return[4]	9.45%	14.74%	(9.75)%	5.13%	13.40%
Net assets, end of year (000s)	$255,637	$92,534	$60,621	$79,249	$39,496
Ratios to average net assets:
Gross expenses	0.89%[5]	0.92%[5]	0.96%	0.95%	—
Net expenses[6]	0.88 [5,7]	0.91 [5,7]	0.95 [7]	0.94 [7]	0.96%
Net investment income	7.01	6.90	5.35	4.70	5.46
Portfolio turnover rate	93%	122%	141%	151%	186%

[1]
The performance information and financial information presented incorporates the operations of the
Investor shares of the Diamond Hill High Yield Fund (the “Predecessor Fund”), which, as a result of the reorganization, are the Fund’s operations.

[2]	Per share amounts have been calculated using the average shares method.
[3]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, effective August 2, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.96%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2024	2023	2022	2021[2]
Net asset value, beginning of year	$10.10	$9.43	$11.05	$11.48
Income (loss) from operations:
Net investment income	0.64	0.61	0.51	0.18
Net realized and unrealized gain (loss)	0.20	0.67	(1.64)	(0.14)
Total income (loss) from operations	0.84	1.28	(1.13)	0.04
Less distributions from:
Net investment income	(0.65)	(0.61)	(0.49)	(0.18)
Net realized gains	—	—	—	(0.29)
Total distributions	(0.65)	(0.61)	(0.49)	(0.47)
Net asset value, end of year	$10.29	$10.10	$9.43	$11.05
Total return[3]	8.68%	14.00%	(10.31)%	0.35%
Net assets, end of year (000s)	$32,850	$7,688	$1,217	$5
Ratios to average net assets:
Gross expenses	1.61%[4]	1.60%	1.66%[4]	3.06%[5]
Net expenses[6,7]	1.60 [4]	1.59	1.65 [4]	1.71 [5]
Net investment income	6.29	6.30	5.34	3.75 [5]
Portfolio turnover rate	93%	122%	141%	151%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 2, 2021 (inception date) to December 31, 2021.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.71%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	For the year ended December 31, 2021.
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1,2]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.11	$9.43	$11.06	$11.40	$11.03
Income (loss) from operations:
Net investment income	0.74	0.69	0.56	0.57	0.64
Net realized and unrealized gain (loss)	0.20	0.69	(1.60)	0.03 [3]	0.80
Total income (loss) from operations	0.94	1.38	(1.04)	0.60	1.44
Less distributions from:
Net investment income	(0.75)	(0.70)	(0.59)	(0.58)	(0.62)
Net realized gains	—	—	—	(0.36)	(0.45)
Total distributions	(0.75)	(0.70)	(0.59)	(0.94)	(1.07)
Net asset value, end of year	$10.30	$10.11	$9.43	$11.06	$11.40
Total return[4]	9.60%	15.17%	(9.49)%	5.38%	13.62%
Net assets, end of year (millions)	$2,066	$1,269	$760	$921	$652
Ratios to average net assets:
Gross expenses	0.65%[5]	0.66%[5]	0.67%	0.66%	—
Net expenses[6]	0.64 [5,7]	0.65 [5,7]	0.66 [7]	0.66 [7]	0.67%
Net investment income	7.24	7.18	5.64	4.99	5.81
Portfolio turnover rate	93%	122%	141%	151%	186%

[1]
The performance information and financial information presented incorporates the operations of the Class I shares of the Diamond Hill High Yield Fund (the “Predecessor Fund”), which, as a result of the reorganization, are the
Fund’s operations.

[2]	Per share amounts have been calculated using the average shares method.
[3]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, effective August 2, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.67%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class IS Shares[1,2]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.13	$9.44	$11.08	$11.42	$11.03
Income (loss) from operations:
Net investment income	0.75	0.71	0.58	0.59	0.64
Net realized and unrealized gain (loss)	0.20	0.69	(1.62)	0.02 [3]	0.83
Total income (loss) from operations	0.95	1.40	(1.04)	0.61	1.47
Less distributions from:
Net investment income	(0.76)	(0.71)	(0.60)	(0.59)	(0.63)
Net realized gains	—	—	—	(0.36)	(0.45)
Total distributions	(0.76)	(0.71)	(0.60)	(0.95)	(1.08)
Net asset value, end of year	$10.32	$10.13	$9.44	$11.08	$11.42
Total return[4]	9.71%	15.27%	(9.36)%	5.48%	13.92%
Net assets, end of year (000s)	$729,138	$212,715	$94,514	$86,773	$32,171
Ratios to average net assets:
Gross expenses	0.54%[5]	0.55%[5]	0.57%	0.55%	—
Net expenses[6]	0.53 [5,7]	0.54 [5,7]	0.54 [7]	0.55 [7]	0.55%
Net investment income	7.36	7.29	5.83	5.17	5.74
Portfolio turnover rate	93%	122%	141%	151%	186%

[1]
The performance information and financial information presented incorporates the operations of the Class Y shares of the Diamond Hill High Yield Fund (the “Predecessor Fund”), which, as a result of the reorganization, are the
Fund’s operations.

[2]	Per share amounts have been calculated using the average shares method.
[3]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, effective August 2, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
BrandywineGLOBAL — High Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund, which had no operations prior to July 30, 2021 other than its organization, acquired the assets and liabilities of Diamond Hill High Yield Fund (the “Predecessor Fund”), a series of the Diamond Hill Funds (the “Predecessor Fund’s Trust”), on July 30, 2021. As a result of the reorganization (the “Reorganization”), the Predecessor Fund is the accounting survivor and the Fund is the legal entity successor. No costs associated with the Reorganization were incurred by the Fund or Predecessor Fund. Additionally, the Reorganization was a tax-free event. Performance shown for the Fund’s Class A, Class I and Class IS shares for the periods prior to July 30, 2021, is the performance of the Predecessor Fund’s Investor shares, Class I shares and Class Y shares, respectively. Shareholders of Investor shares, Class I shares and Class Y shares of the Predecessor Fund received an equivalent number of Class A, Class I and Class IS shares of the Fund, respectively, which had net asset values per share equivalent to the shares of the Predecessor Fund. As the accounting survivor, past performance and operating history of the Predecessor Fund are included in these financial statements.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$2,708,359,661	—	$2,708,359,661
Senior Loans:
Financials	—	16,840,285	$5,037,500	21,877,785
Other Senior Loans	—	88,144,920	—	88,144,920
Convertible Bonds & Notes	—	41,890,698	—	41,890,698
Common Stocks	—	—	5,343,818	5,343,818
Total Long-Term Investments	—	2,855,235,564	10,381,318	2,865,616,882
Short-Term Investments†	$176,021,209	—	—	176,021,209
Total Investments	$176,021,209	$2,855,235,564	$10,381,318	$3,041,638,091

†	See Schedule of Investments for additional detailed categorizations.
(b) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”)  is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.96%, 1.71%, 0.67% and 0.55%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $170,696, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Pursuant to these arrangements, at December 31, 2024, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA.
For the year ended December 31, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class A	Class C	Class I	Class IS
FTFA recaptured	$3,221	$349	$33,340	$20,759
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $31,374 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$36,078	—
CDSCs	566	$771
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$3,309,903,324
Sales	1,995,365,280
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$3,031,939,031	$64,644,832	$(54,945,772)	$9,699,060
4. Derivative instruments and hedging activities
During the year ended December 31, 2024, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$404,753	$168,735
Class C	175,332	13,142
Class I	—	1,953,593
Class IS	—	8,576
Total	$580,085	$2,144,046
For the year ended December 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$11,841
Class C	1,288
Class I	121,643
Class IS	35,924
Total	$170,696

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

6. Distributions to shareholders by class

	Year Ended December 31, 2024	Year Ended December 31, 2023
Net Investment Income:
Class A	$11,591,471	$4,583,643
Class C	1,136,539	247,082
Class I	123,386,073	68,402,099
Class IS	36,579,377	11,219,607
Total	$172,693,460	$84,452,431
7. Shares of beneficial interest
At December 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	18,311,751	$187,147,618	6,903,560	$66,967,619
Shares issued on reinvestment	1,106,360	11,314,197	462,925	4,491,750
Shares repurchased	(3,743,360)	(38,208,396)	(4,639,624)	(44,667,914)
Net increase	15,674,751	$160,253,419	2,726,861	$26,791,455
Class C
Shares sold	2,590,531	$26,529,875	770,895	$7,474,280
Shares issued on reinvestment	110,012	1,126,927	25,111	244,163
Shares repurchased	(270,151)	(2,771,046)	(164,115)	(1,566,832)
Net increase	2,430,392	$24,885,756	631,891	$6,151,611
Class I
Shares sold	122,127,810	$1,247,125,976	85,432,216	$828,401,179
Shares issued on reinvestment	11,931,848	122,000,545	6,911,330	67,121,186
Shares repurchased	(59,103,484)	(603,561,823)	(47,401,402)	(457,710,456)
Net increase	74,956,174	$765,564,698	44,942,144	$437,811,909
Class IS
Shares sold	58,756,829	$600,037,981	21,962,743	$213,576,932
Shares issued on reinvestment	2,371,376	24,328,439	1,109,503	10,793,622
Shares repurchased	(11,459,450)	(117,111,788)	(12,070,871)	(116,858,255)
Net increase	49,668,755	$507,254,632	11,001,375	$107,512,299
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2024. The following transactions were effected in such company for the year ended December 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$122,154,119	$1,141,613,982	1,141,613,982	$1,087,746,892	1,087,746,892

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$9,316,896	—	$176,021,209
9. Restricted securities
The following Fund investment is restricted as to resale and, in the absence of readily ascertainable market values, is valued in good faith in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 12/31/2024	Value Per Share	Percent of Net Assets
New Fortress Energy Inc., Common Shares	368,222	12/24	$0	$5,343,818	$14.51	0.17%
			$0	$5,343,818		0.17%
10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2024.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$172,693,460	$84,452,431
As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$1,527,219
Deferred capital losses*	(39,250,591)
Other book/tax temporary differences(a)	2
Unrealized appreciation (depreciation)(b)	9,699,052
Total distributable earnings (loss) — net	$(28,024,318)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are book/tax differences in the timing of the deductibility of various expenses.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities.

12. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related Notes to the financial statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of BrandywineGLOBAL — High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BrandywineGLOBAL — High Yield Fund (one of the funds constituting Legg Mason Partners Investment Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein ending on or after December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024, and the financial highlights for each of the periods indicated therein ending on or after December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Fund as of and for the year ended December 31, 2020 and the financial highlights for each of the periods ended on or prior to December 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 16, 2021 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks, brokers and portfolio company investees; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 19, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
BrandywineGLOBAL — High Yield Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$116,406,423
Section 163(j) Interest Earned	§163(j)	$165,982,135

BrandywineGLOBAL — High Yield Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
BrandywineGLOBAL — High Yield Fund

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BrandywineGLOBAL  —
High Yield Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
BrandywineGLOBAL — High Yield Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
BrandywineGLOBAL — High Yield Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — High Yield Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
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Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

31604-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 24, 2025